Business Combinations - Narrative, HumanFirst Acquisition (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 09, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Business Acquisition [Line Items]
Purchase of subsidiary undertakings (net of cash acquired)		$ 84,159	$ 71,766	$ 0
Goodwill		9,051,410	$ 9,022,075	$ 8,971,670
HumanFirst Inc
Business Acquisition [Line Items]
Business combination, consideration transferred	$ 13,300
Payments to acquire businesses, net of cash acquired	7,800
Purchase of subsidiary undertakings (net of cash acquired)	11,800
Cash acquired from acquisition	4,000
Contingent consideration		$ 1,400
Goodwill	2,700
Intangible assets acquired	$ 9,900